Subsequent Events - Summary of Effects of Tax Decree For Duties (Details) $ in Thousands	2 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted			$ 91,348,348,000
Subsequent event | Profit Sharing Duty
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted		$ 47,647,368
Subsequent event | Hydrocarbons Extraction Duty
Disclosure of non-adjusting events after reporting period [line items]
Total of tax decree granted	$ 10,987,688